Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	Financial assets at fair value through profit or loss
5.1. Debt securities

	December 31, 2025	December 31, 2024
Government securities	314,976,869	120,757,396
Private securities - Corporate bonds	490,903	—
TOTAL	315,467,772	120,757,396

5.2. Derivatives
The Group uses derivatives, not designated in a qualifying hedge relationship, to manage its exposure to foreign currency and interest rate risks. The instruments used include interest rate swaps and forward contracts (net settled in pesos).
The aforementioned instruments were measured at fair value and were recognized in the Consolidated Statement of Financial Position in the item “Derivative instruments”. Changes in fair values were recognized in the Consolidated Statement of Profit or Loss in “Gains on financial assets and liabilities at fair value through profit or loss, net”.

	December 31, 2025	December 31, 2024
Foreign Currency Forwards - NDF	26,431,048	11,061,528
Foreign Currency Forwards - A3 Mercados	11,792,046	1,133,199
Interest Rate Swaps	642,156	780,465
TOTAL	38,865,250	12,975,192

The notional amounts of foreign currency forward transactions, stated in US Dollars (US$) and in Euros, as applicable, as well as the base value of interest rate swaps and put options taken are reported below:

	December 31, 2025	December 31, 2024
Foreign Currency Forwards
Foreign currency forward purchases - US$	631,333	718,460
Foreign currency forward sales - US$ (2)	587,705	705,015
Foreign currency forward sales – Euros (2)	7,800	3,451
Interest Rate Swaps
Fixed rate for floating rate (1)	14,000,000	7,044,000
(1)Floating rate: BADLAR (Buenos Aires Deposits of Large Amount Rate), is the interest rate for time deposits over 1 (one) million pesos, for 30 to 35 days.
(2)See note 14.1.
5.3. Equity instruments

	December 31, 2025	December 31, 2024
BYMA - Bolsas y Mercados Argentinos S.A.	7,477,421	7,975,690
VALO - Banco de Valores de Buenos Aires S.A.	2,582,396	2,752,230
Mutual Funds	1,734,669	985,529
TOTAL	11,794,486	11,713,449